Income Taxes, Net Cash Paid (Refunded) for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
Cash paid	$ 560	$ 2,000	$ 207
Refunds received	0	(1,986)	(1,307)
Net cash paid (refunded)	560	14	(1,100)
Net cash paid (refunded)	1,419	1,664	(1,786)
California Franchise Tax Board [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income tax paid, state and local, after refund received		443	(596)
New Jersey Division of Taxation [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income tax paid, state and local, after refund received		95	160
New York State Division of Taxation and Finance [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income tax paid, state and local, after refund received	84	143	(166)
New York City [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income tax paid, state and local, after refund received	92	257	(120)
State and Local Tax Jurisdiction, Other [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income tax paid, state and local, after refund received	236	311	(157)
Ministry of Finance, India [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income tax paid, foreign, after refund received	147	107
His Majesty's Revenue and Customs (HMRC) [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income tax paid, foreign, after refund received	183	148
Foreign Tax Jurisdiction, Other [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income tax paid, foreign, after refund received	$ 117	$ 146	$ 193